Significant Accounting Policies and Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Ballast Water Treatment System

Ballast Water Treatment System: During the six month period ended June 30, 2022, the Partnership installed a ballast water treatment system (“BWTS”), on one of its vessels. The cost of the BWTS amounted to $1,385 in the aggregate. The cost of the BWTS was accounted as major improvement and was capitalized to vessels’ cost and will be depreciated over the remaining useful life of each vessel. In addition, the cost of the BWTS equipment for other vessels, not yet installed, is included in “Deferred charges, non-current” in the consolidated balance sheets. Amounts paid for the additions are included in “Ballast water treatment system installation” under “Cash flows used in investing activities” in the consolidated statements of cash flows.

2. Significant Accounting Policies and Recent Accounting Pronouncements (continued):

Recent Accounting Pronouncements Adopted

Recent Accounting Pronouncements Adopted

On January 1, 2022, the Partnership adopted ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. The ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform are in the scope of ASC 848. As such, entities may apply certain optional expedients in ASC 848 to derivative instruments that do not reference LIBOR or another rate expected to be discontinued as a result of reference rate reform if there is a change to the interest rate used for discounting, margining or contract price alignment. In addition, the ASU clarifies other aspects of the guidance in ASC 848 and provides new guidance on how to address the effects of the cash compensation adjustment that is provided as part of the above change on certain aspects of hedge accounting. The adoption of ASU No. 2021-01 did not have a material effect in the Partnership’s consolidated financial statements and disclosure as none of the Partnership’s floating rate credit facilities are based on the U.S. dollar LIBOR rates that were discontinued as of January 1, 2022.

On January 1, 2022, the Partnership adopted ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU addresses the diversity in practice in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after modification or exchange. Under the guidance, an issuer determines the accounting for the modification or exchange based on whether the transaction was done to issue equity, to issue or modify debt or for other reasons. The guidance is applied prospectively to all modifications or exchanges that occur on or after the date of adoption. The adoption of ASU No. 2021-04 did not have a material effect in the Partnership’s consolidated financial statements and disclosures.

On January 1, 2022, the Partnership adopted ASU No. 2021-05 Leases (Topic 842): Lessors-Certain Leases with Variable Lease Payments. The ASU amends the lessor lease classification guidance in ASC 842 for leases that include any amount of variable lease payments that are not based on an index or rate. If such a lease meets the criteria in ASC 842-10-25-2 through 25-3 for classification as either a sales-type or direct financing lease, and application of the sales-type or direct financing lease recognition guidance would result in recognition of a selling loss, then the amendments require the lessor to classify the lease as an operating lease. The adoption of ASU No. 2021-05 did not have a material effect in the Partnership’s consolidated financial statements and disclosures.

Recent Accounting Pronouncements – Not Yet Adopted

Recent Accounting Pronouncements – Not Yet Adopted

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s unaudited interim financial statements for the six months ended June 30, 2022.